Revenue (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Revenue by Segment and Asset
Revenue by segment and asset

	2024	2023	2022
	US$M	US$M	US$M
Escondida	10,013	8,847	9,500
Pampa Norte	2,375	2,491	2,670
Copper South Australia 1	4,085	2,806	1,776
Third-party products	2,021	1,863	2,903
Other	72	20	–

Total Copper 2	18,566	16,027	16,849

Western Australia Iron Ore	27,805	24,678	30,632
Third-party products	25	21	19
Other	122	113	116

Total Iron Ore	27,952	24,812	30,767

BHP Mitsubishi Alliance	5,873	7,652	10,254
New South Wales Energy Coal	1,793	3,306	3,035
Other 3	–	–	2,260

Total Coal 4	7,666	10,958	15,549

Group and unallocated items 5	1,474	2,020	1,933
Inter-segment adjustment	–	–	–

Total revenue	55,658	53,817	65,098

1	Includes Olympic Dam as well as Prominent Hill and Carrapateena since acquisition on 2 May 2023.

2
Total Copper revenue includes: copper US$17,229 million (2023: US$14,902 million; 2022: US$15,992 million) and other US$1,337 million (2023: US$1,125 million; 2022: US$857 million). Other consists of direct sales of uranium, gold, zinc, molybdenum and silver.

3	FY2022 includes revenue related to BHP Mitsui Coal (BMC) divested in May 2022.

4	Total Coal revenue includes: steelmaking coal US$5,793 million (2023: US$7,430 million; 2022: US$11,990 million) and energy coal US$1,873 million (2023: US$3,528 million; 2022: US$3,559 million).

5
Group and unallocated items revenue includes: Western Australia Nickel US$1,473 million (2023: US$2,009 million; 2022: US$1,926 million) and other revenue US$1 million (2023: US$11 million; 2022: US$7 million).